Nationwide Life Insurance Company • Nationwide Variable Account-II • Nationwide Variable Account-8 • Nationwide Variable Account-9	Nationwide Life and Annuity Insurance Company • Nationwide VA Separate Account-B

Prospectus supplement dated June 14, 2012 to
VIP (NLIC & NLAIC) prospectus dated May 2, 1994;
Options VIP (NLAIC) prospectus dated May 1, 2001;
VIP Premier DCA (NLIC & NLAIC) prospectus dated November 1, 2001;
BOA InvestCare and VIP Extra Credit (NLIC & NLAIC) prospectus dated May 1, 2002;
BOA ElitePro Classic and BOA ElitePro LTD prospectus dated May 1, 2003;
BOA Exclusive, Vision Plus, and Vision Plus NY prospectus dated May 1, 2004;
NEBA prospectus dated May 1, 2008; and
Schwab Custom Solutions prospectus dated May 1, 2010

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

Effective on or about June 30, 2012, American Century Investment Management, Inc. will no longer be a sub-adviser for the Nationwide Variable Insurance Trust – NVIT Multi-Manager Mid Cap Growth Fund.  Fund assets will be reallocated between the two remaining sub-advisers: Neuberger Berman Management LLC and Wells Capital Management, Inc.